25. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital
Schedule of number of shares and stated value of outstanding shares

The number of shares and stated value of the outstanding shares were as follows:

	2018		2017
As at December 31,	Number of shares	Stated value	Number of shares	Stated value
Common Shares	74,252,460	$26,580	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,431,311	78,870	38,391,823	77,846
Director Voting Preferred Shares	1,000	10	1,000	10
Share capital		$153,706		$152,682